Trade and Other Receivables - Summary of Information About Products Segment For Geographies (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	$ 3,708	$ 3,709	$ 4,167
Expected credit loss allowance	140	133	153
Building Products gross carrying value of trade receivables and loss allowance [Member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	830	810	1,316
Expected credit loss allowance	23	24	57
Building Products gross carrying value of trade receivables and loss allowance [Member] | Americas [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	676	662	648
Expected credit loss allowance	17	18	17
Building Products gross carrying value of trade receivables and loss allowance [Member] | Europe [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	154	148	668
Expected credit loss allowance	$ 6	$ 6	$ 40